UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2018

Item 1.

Reports to Stockholders

Fidelity Flex℠ Funds Fidelity Flex℠ Real Estate Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Prologis, Inc.	7.8
Simon Property Group, Inc.	6.4
UDR, Inc.	4.8
Boston Properties, Inc.	4.8
Duke Realty Corp.	4.6
Ventas, Inc.	4.3
AvalonBay Communities, Inc.	4.1
Digital Realty Trust, Inc.	3.9
Welltower, Inc.	3.8
Host Hotels & Resorts, Inc.	3.3
47.8

Top Five REIT Sectors as of January 31, 2018

% of fund's net assets
REITs - Apartments	19.4
REITs - Office Property	15.5
REITs - Warehouse/Industrial	11.4
REITs - Diversified	10.6
REITs - Regional Malls	9.2

Asset Allocation (% of fund's net assets)

As of January 31, 2018
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.4%
REITs - Apartments - 19.4%
American Campus Communities, Inc.	53	$2,038
American Homes 4 Rent Class A	210	4,366
Apartment Investment & Management Co. Class A	144	6,025
AvalonBay Communities, Inc.	67	11,417
Camden Property Trust (SBI)	46	3,982
Equity Residential (SBI)	94	5,791
Essex Property Trust, Inc.	31	7,222
UDR, Inc.	373	13,626
		54,467
REITs - Diversified - 10.6%
Cousins Properties, Inc.	192	1,728
Digital Realty Trust, Inc.	97	10,859
Duke Realty Corp.	491	12,967
Equinix, Inc.	7	3,186
Forest City Realty Trust, Inc. Class A	43	1,009
		29,749
REITs - Health Care - 8.1%
Ventas, Inc.	219	12,257
Welltower, Inc.	178	10,675
		22,932
REITs - Hotels - 5.0%
Ashford Hospitality Prime, Inc.	35	316
DiamondRock Hospitality Co.	272	3,199
Host Hotels & Resorts, Inc.	443	9,197
RLJ Lodging Trust	54	1,248
		13,960
REITs - Manufactured Homes - 5.2%
Equity Lifestyle Properties, Inc.	101	8,718
Sun Communities, Inc.	67	5,952
		14,670
REITs - Office Property - 15.5%
Boston Properties, Inc.	109	13,484
Brandywine Realty Trust (SBI)	314	5,633
Douglas Emmett, Inc.	116	4,486
Highwoods Properties, Inc. (SBI)	58	2,777
Hudson Pacific Properties, Inc.	126	4,028
Piedmont Office Realty Trust, Inc. Class A	160	3,123
SL Green Realty Corp.	68	6,835
VEREIT, Inc.	447	3,218
		43,584
REITs - Regional Malls - 9.2%
General Growth Properties, Inc.	347	7,991
Simon Property Group, Inc.	110	17,971
		25,962
REITs - Shopping Centers - 7.0%
Acadia Realty Trust (SBI)	132	3,242
Brixmor Property Group, Inc.	254	4,122
Kimco Realty Corp.	256	4,073
Kite Realty Group Trust	62	1,045
Regency Centers Corp.	84	5,284
Urban Edge Properties	80	1,870
		19,636
REITs - Single Tenant - 0.6%
Spirit Realty Capital, Inc.	194	1,585
REITs - Storage - 6.2%
Extra Space Storage, Inc.	100	8,348
Public Storage	46	9,005
		17,353
REITs - Warehouse/Industrial - 11.4%
DCT Industrial Trust, Inc.	131	7,754
Gramercy Property Trust	98	2,474
Prologis, Inc.	337	21,946
		32,174
Residential REITs - 0.2%
Invitation Homes, Inc.	31	697

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		276,769

Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
CoStar Group, Inc. (a)	5	1,731
TOTAL COMMON STOCKS
(Cost $282,530)		278,500

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.39% (b)
(Cost $810)	810	810
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $283,340)		279,310
NET OTHER ASSETS (LIABILITIES) - 0.7%		1,872
NET ASSETS - 100%		$281,182

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14
Total	$14

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $282,530)	$278,500
Fidelity Central Funds (cost $810)	810
Total Investment in Securities (cost $283,340)		$279,310
Cash		336
Receivable for investments sold		1,538
Receivable for fund shares sold		7
Distributions receivable from Fidelity Central Funds		2
Other receivables		3
Total assets		281,196
Liabilities
Other payables and accrued expenses	$14
Total liabilities		14
Net Assets		$281,182
Net Assets consist of:
Paid in capital		$285,350
Distributions in excess of net investment income		(40)
Accumulated undistributed net realized gain (loss) on investments		(98)
Net unrealized appreciation (depreciation) on investments		(4,030)
Net Assets, for 28,457 shares outstanding		$281,182
Net Asset Value, offering price and redemption price per share ($281,182 ÷ 28,457 shares)		$9.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$3,383
Income from Fidelity Central Funds		14
Total income		3,397
Expenses
Independent trustees' fees and expenses	$3
Miscellaneous	14
Total expenses		17
Net investment income (loss)		3,380
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31)
Total net realized gain (loss)		(31)
Change in net unrealized appreciation (depreciation) on investment securities		(10,681)
Net gain (loss)		(10,712)
Net increase (decrease) in net assets resulting from operations		$(7,332)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	For the period March 8, 2017 (commencement of operations) to July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,380	$2,678
Net realized gain (loss)	(31)	869
Change in net unrealized appreciation (depreciation)	(10,681)	6,651
Net increase (decrease) in net assets resulting from operations	(7,332)	10,198
Distributions to shareholders from net investment income	(4,848)	(1,250)
Distributions to shareholders from net realized gain	(936)	–
Total distributions	(5,784)	(1,250)
Share transactions
Proceeds from sales of shares	31,526	255,125
Reinvestment of distributions	5,784	1,250
Cost of shares redeemed	(8,335)	–
Net increase (decrease) in net assets resulting from share transactions	28,975	256,375
Total increase (decrease) in net assets	15,859	265,323
Net Assets
Beginning of period	265,323	–
End of period	$281,182	$265,323
Other Information
Undistributed net investment income end of period	$–	$1,428
Distributions in excess of net investment income end of period	$(40)	$–
Shares
Sold	3,083	25,513
Issued in reinvestment of distributions	559	123
Redeemed	(821)	–
Net increase (decrease)	2,821	25,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Real Estate Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.11
Net realized and unrealized gain (loss)	(.37)	.29
Total from investment operations	(.24)	.40
Distributions from net investment income	(.19)	(.05)
Distributions from net realized gain	(.04)	–
Total distributions	(.23)	(.05)
Net asset value, end of period	$9.88	$10.35
Total ReturnC	(2.45)%	4.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%F	- %F,G
Expenses net of fee waivers, if any	.01%F	- %F,G
Expenses net of all reductions	.01%F	- %F,G
Net investment income (loss)	2.52%F	2.64%F
Supplemental Data
Net assets, end of period (000 omitted)	$281	$265
Portfolio turnover rateH	15%F	9%I

 A For the period March 8, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Flex Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,777
Gross unrealized depreciation	(15,119)
Net unrealized appreciation (depreciation)	$(4,342)
Tax cost	$283,652

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $52,927 and $18,933, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to less than $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 90% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	.01%	$1,000.00	$975.50	$.05
Hypothetical-C		$1,000.00	$1,025.16	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on December 8, 2017. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
James C. Curvey
Affirmative	40,874,579,146.19	94.146
Withheld	2,541,618,753.48	5.854
TOTAL	43,416,197,899.67	100.000
Dennis J. Dirks
Affirmative	41,093,243,800.03	94.650
Withheld	2,322,954,099.64	5.350
TOTAL	43,416,197,899.67	100.000
Donald F. Donahue
Affirmative	41,121,116,505.64	94.714
Withheld	2,295,081,394.03	5.286
TOTAL	43,416,197,899.67	100.000
Alan J. Lacy
Affirmative	41,091,494,851.72	94.646
Withheld	2,324,703,047.95	5.354
TOTAL	43,416,197,899.67	100.00
Ned C. Lautenbach
Affirmative	40,970,733,721.42	94.368
Withheld	2,445,464,178.25	5.632
TOTAL	43,416,197,899.67	100.000
Joseph Mauriello
Affirmative	41,021,688,840.89	94.485
Withheld	2,394,509,058.78	5.515
TOTAL	43,416,197,899.67	100.000
Charles S. Morrison
Affirmative	41,163,534,997.01	94.812
Withheld	2,252,662,902.66	5.188
TOTAL	43,416,197,899.67	100.000
Cornelia M. Small
Affirmative	41,061,752,034.66	94.578
Withheld	2,354,445,865.01	5.422
TOTAL	43,416,197,899.67	100.000
Garnett A. Smith
Affirmative	41,061,939,407.02	94.578
Withheld	2,354,258,492.65	5.422
TOTAL	43,416,197,899.67	100.000
David M. Thomas
Affirmative	41,102,875,738.06	94.672
Withheld	2,313,322,161.61	5.328
TOTAL	43,416,197,899.67	100.000
Michael E. Wiley
Affirmative	41,112,279,187.11	94.694
Withheld	2,303,918,712.56	5.306
TOTAL	43,416,197,899.67	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZXL-SANN-0318
1.9881646.100

Fidelity Advisor® International Real Estate Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

January 31, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® International Real Estate Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Vonovia SE	5.5
Mitsubishi Estate Co. Ltd.	5.0
Mitsui Fudosan Co. Ltd.	4.8
LEG Immobilien AG	3.7
Sino Land Ltd.	3.2
Land Securities Group PLC	2.9
Parkway Life REIT	2.8
Hysan Development Co. Ltd.	2.5
Hongkong Land Holdings Ltd.	2.5
Tai Cheung Holdings Ltd.	2.4
35.3

Top Five Countries as of January 31, 2018

(excluding cash equivalents)	% of fund's net assets
Japan	19.3
United Kingdom	14.3
Germany	9.2
Australia	6.9
Hong Kong	6.6

Top Five REIT Sectors as of January 31, 2018

% of fund's net assets
REITs - Management/Investment	10.2
REITs - Apartments	6.3
REITs - Diversified	5.5
REITs - Health Care	4.9
REITs - Office Buildings	2.0

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks	94.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

 * Foreign investments - 94.1%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 6.9%
360 Capital Group Ltd. unit	4,879,779	$3,991,108
Abacus Property Group unit	1,675,094	4,886,243
Arena (REIT) unit	2,041,680	3,767,475
Mirvac Group unit	5,319,868	9,430,849
National Storage (REIT) unit (a)	7,886,550	9,532,473
Propertylink Group unit	8,956,300	6,964,392
Rural Funds Group unit	10,422	18,392

TOTAL AUSTRALIA		38,590,932

Belgium - 0.9%
Warehouses de Pauw	42,913	5,311,880
Bermuda - 6.5%
Great Eagle Holdings Ltd.	856,752	4,495,877
Hongkong Land Holdings Ltd.	1,919,200	13,818,240
Tai Cheung Holdings Ltd.	10,627,000	13,218,118
Wing Tai Properties Ltd.	5,916,000	4,454,404

TOTAL BERMUDA		35,986,639

Cayman Islands - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (b)	9,600	1,961,184
France - 4.0%
Altarea SCA	43,494	11,096,995
Societe Fonciere Lyonnaise SA	158,247	11,316,762

TOTAL FRANCE		22,413,757

Germany - 9.2%
LEG Immobilien AG	184,565	20,811,101
Vonovia SE	616,314	30,385,485

TOTAL GERMANY		51,196,586

Greece - 0.8%
Grivalia Properties REIC	370,891	4,282,461
Hong Kong - 6.6%
Hysan Development Co. Ltd.	2,496,703	13,947,437
Magnificent Hotel Investment Ltd. (b)	159,087,000	4,738,454
Sino Land Ltd.	9,762,355	17,995,585

TOTAL HONG KONG		36,681,476

India - 0.6%
Oberoi Realty Ltd. (b)	386,262	3,213,583
Ireland - 2.7%
Hibernia (REIT) PLC	3,936,865	7,488,132
Irish Residential Properties REIT PLC	4,002,200	7,453,397

TOTAL IRELAND		14,941,529

Israel - 1.0%
Azrieli Group	102,200	5,567,943
Japan - 19.3%
Advance Residence Investment Corp.	4,845	12,476,197
Comforia Residential REIT, Inc. (c)	3,812	8,356,207
Daibiru Corp.	328,100	4,148,699
Ichigo, Inc. (a)	2,051,300	8,511,899
Japan Rental Housing Investment, Inc.	13,754	10,903,519
Japan Senior Living Investment Corp.	2,090	3,056,144
Kenedix, Inc.	603,700	3,846,820
Mitsubishi Estate Co. Ltd.	1,440,600	27,709,592
Mitsui Fudosan Co. Ltd.	1,014,600	26,720,340
Ship Healthcare Holdings, Inc.	43,500	1,416,170

TOTAL JAPAN		107,145,587

Mexico - 0.3%
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,064,762	1,466,842
Netherlands - 1.0%
VastNed Retail NV	107,696	5,435,310
New Zealand - 1.3%
Arvida Group Ltd.	1,678,928	1,583,726
Auckland International Airport Ltd.	1,157,093	5,708,958

TOTAL NEW ZEALAND		7,292,684

Norway - 2.9%
Olav Thon Eiendomsselskap A/S	488,558	9,861,280
Self Storage Group ASA	1,433,900	3,162,098
Selvaag Bolig ASA	686,900	3,034,018

TOTAL NORWAY		16,057,396

Singapore - 6.4%
Parkway Life REIT	6,718,500	15,467,198
United Industrial Corp. Ltd.	2,406,200	6,181,502
UOL Group Ltd.	980,247	6,837,369
Wing Tai Holdings Ltd.	3,761,281	6,938,786

TOTAL SINGAPORE		35,424,855

Spain - 1.2%
Inmobiliaria Colonial SA	603,670	6,741,631
Sweden - 5.8%
Amasten Holding AB (b)	7,507,124	3,429,694
Fastighets AB Trianon Class B	438,509	2,838,102
Hufvudstaden AB Series A	517,750	8,331,413
Klovern AB (B Shares) (a)	2,693,926	3,572,574
Kungsleden AB	397,000	2,811,279
Victoria Park AB (a)	1,840,351	7,029,856
Wallenstam AB (B Shares)	435,600	4,123,880

TOTAL SWEDEN		32,136,798

Switzerland - 2.1%
PSP Swiss Property AG	117,003	11,508,595
United Kingdom - 14.3%
Assura PLC	9,651,079	8,441,100
Big Yellow Group PLC	342,200	4,214,945
Capital & Counties Properties PLC (a)	1,553,300	6,506,086
Empiric Student Property PLC	1,596,288	1,994,511
Grainger Trust PLC	902,281	3,697,265
Great Portland Estates PLC	1,190,873	11,244,226
Helical Bar PLC	1,546,711	6,972,610
Land Securities Group PLC	1,118,858	15,914,700
Safestore Holdings PLC	569,368	4,032,385
Shaftesbury PLC	324,800	4,611,673
St. Modwen Properties PLC	697,025	4,077,444
Unite Group PLC	314,190	3,555,438
Workspace Group PLC	306,100	4,498,276

TOTAL UNITED KINGDOM		79,760,659

United States of America - 0.2%
Amazon.com, Inc. (b)	1,000	1,450,890
TOTAL COMMON STOCKS
(Cost $485,058,937)		524,569,217

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 1.39% (d)	33,247,555	33,254,205
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	9,600,757	9,601,717
TOTAL MONEY MARKET FUNDS
(Cost $42,857,054)		42,855,922
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $527,915,991)		567,425,139
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(11,367,021)
NET ASSETS - 100%		$556,058,118

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,702
Fidelity Securities Lending Cash Central Fund	26,088
Total	$145,790

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,351,442	$9,351,442	$--	$--
Financials	6,964,392	6,964,392	--	--
Health Care	2,999,896	1,583,726	1,416,170	--
Industrials	5,708,958	5,708,958	--	--
Information Technology	1,961,184	1,961,184	--	--
Real Estate	497,583,345	387,399,524	110,183,821	--
Money Market Funds	42,855,922	42,855,922	--	--
Total Investments in Securities:	$567,425,139	$455,825,148	$111,599,991	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$75,632,327
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,127,578) — See accompanying schedule: Unaffiliated issuers (cost $485,058,937)	$524,569,217
Fidelity Central Funds (cost $42,857,054)	42,855,922
Total Investment in Securities (cost $527,915,991)		$567,425,139
Foreign currency held at value (cost $667,581)		668,607
Receivable for investments sold		2,735,309
Receivable for fund shares sold		1,280,707
Dividends receivable		1,620,151
Distributions receivable from Fidelity Central Funds		37,323
Prepaid expenses		1,622
Other receivables		16,479
Total assets		573,785,337
Liabilities
Payable for investments purchased
Regular delivery	$6,745,983
Delayed delivery	180,527
Payable for fund shares redeemed	578,632
Accrued management fee	312,145
Distribution and service plan fees payable	8,687
Other affiliated payables	100,416
Other payables and accrued expenses	199,395
Collateral on securities loaned	9,601,434
Total liabilities		17,727,219
Net Assets		$556,058,118
Net Assets consist of:
Paid in capital		$640,784,044
Undistributed net investment income		185,261
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(124,360,875)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,449,688
Net Assets		$556,058,118
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($12,322,632 ÷ 1,028,164 shares)		$11.99
Maximum offering price per share (100/94.25 of $11.99)		$12.72
Class M:
Net Asset Value and redemption price per share ($4,574,487 ÷ 384,431 shares)		$11.90
Maximum offering price per share (100/96.50 of $11.90)		$12.33
Class C:
Net Asset Value and offering price per share ($5,250,094 ÷ 447,845 shares)(a)		$11.72
International Real Estate:
Net Asset Value, offering price and redemption price per share ($255,199,853 ÷ 21,053,515 shares)		$12.12
Class I:
Net Asset Value, offering price and redemption price per share ($278,711,052 ÷ 23,153,925 shares)		$12.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$5,476,131
Income from Fidelity Central Funds		145,790
Income before foreign taxes withheld		5,621,921
Less foreign taxes withheld		(427,525)
Total income		5,194,396
Expenses
Management fee	$1,622,468
Transfer agent fees	442,647
Distribution and service plan fees	48,849
Accounting and security lending fees	121,514
Custodian fees and expenses	69,905
Independent trustees' fees and expenses	4,837
Registration fees	65,838
Audit	29,242
Legal	3,152
Miscellaneous	24,559
Total expenses before reductions	2,433,011
Expense reductions	(30,604)	2,402,407
Net investment income (loss)		2,791,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $35,832)	22,551,298
Fidelity Central Funds	163
Foreign currency transactions	48,254
Total net realized gain (loss)		22,599,715
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $107,340)	30,878,786
Fidelity Central Funds	(431)
Assets and liabilities in foreign currencies	627
Total change in net unrealized appreciation (depreciation)		30,878,982
Net gain (loss)		53,478,697
Net increase (decrease) in net assets resulting from operations		$56,270,686

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,791,989	$7,521,781
Net realized gain (loss)	22,599,715	4,415,065
Change in net unrealized appreciation (depreciation)	30,878,982	19,827,836
Net increase (decrease) in net assets resulting from operations	56,270,686	31,764,682
Distributions to shareholders from net investment income	(10,124,814)	(6,452,012)
Distributions to shareholders from net realized gain	(4,548,679)	(10,755,458)
Total distributions	(14,673,493)	(17,207,470)
Share transactions - net increase (decrease)	97,835,464	(61,871,515)
Redemption fees	19,597	42,646
Total increase (decrease) in net assets	139,452,254	(47,271,657)
Net Assets
Beginning of period	416,605,864	463,877,521
End of period	$556,058,118	$416,605,864
Other Information
Undistributed net investment income end of period	$185,261	$7,518,086

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.03	$10.46	$10.56	$10.85	$10.11	$8.37
Income from Investment Operations
Net investment income (loss)A	.05	.16	.15	.26B	.16	.14
Net realized and unrealized gain (loss)	1.23	.79	.02	(.10)C	1.09	2.03
Total from investment operations	1.28	.95	.17	.16	1.25	2.17
Distributions from net investment income	(.21)	(.13)	(.15)	(.14)	(.16)	(.17)
Distributions from net realized gain	(.11)	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.32)	(.38)	(.27)	(.45)	(.51)	(.44)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$11.99	$11.03	$10.46	$10.56	$10.85	$10.11
Total ReturnE,F,G	11.85%	9.48%	1.75%	1.67%C	12.85%	26.94%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.38%J	1.35%	1.35%	1.34%	1.38%	1.40%
Expenses net of fee waivers, if any	1.38%J	1.35%	1.35%	1.34%	1.38%	1.40%
Expenses net of all reductions	1.36%J	1.35%	1.33%	1.34%	1.38%	1.39%
Net investment income (loss)	.86%J	1.60%	1.51%	2.45%B	1.57%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$12,323	$10,170	$14,020	$17,162	$13,933	$13,173
Portfolio turnover rateK	63%J	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.64%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$10.39	$10.49	$10.76	$10.04	$8.32
Income from Investment Operations
Net investment income (loss)A	.03	.13	.12	.22B	.13	.12
Net realized and unrealized gain (loss)	1.22	.77	.02	(.08)C	1.07	2.01
Total from investment operations	1.25	.90	.14	.14	1.20	2.13
Distributions from net investment income	(.17)	(.12)	(.11)	(.10)	(.14)	(.15)
Distributions from net realized gain	(.11)	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.28)	(.36)D	(.24)E	(.41)	(.48)F	(.42)
Redemption fees added to paid in capitalA	–G	–G	–G	–G	–G	.01
Net asset value, end of period	$11.90	$10.93	$10.39	$10.49	$10.76	$10.04
Total ReturnH,I,J	11.66%	9.07%	1.43%	1.49%C	12.50%	26.62%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.66%M	1.65%	1.66%	1.64%	1.66%	1.68%
Expenses net of fee waivers, if any	1.66%M	1.65%	1.66%	1.64%	1.66%	1.68%
Expenses net of all reductions	1.65%M	1.65%	1.64%	1.63%	1.65%	1.66%
Net investment income (loss)	.57%M	1.31%	1.20%	2.15%B	1.30%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$4,574	$4,147	$4,545	$4,939	$5,563	$5,081
Portfolio turnover rateN	63%M	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .86%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.46%.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.246 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.121 per share.

 F Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.73	$10.21	$10.32	$10.60	$9.89	$8.21
Income from Investment Operations
Net investment income (loss)A	.01	.09	.07	.17B	.08	.07
Net realized and unrealized gain (loss)	1.20	.76	.02	(.08)C	1.07	1.99
Total from investment operations	1.21	.85	.09	.09	1.15	2.06
Distributions from net investment income	(.10)	(.09)	(.07)	(.07)	(.09)	(.12)
Distributions from net realized gain	(.11)	(.25)	(.12)	(.30)	(.35)	(.27)
Total distributions	(.22)D	(.33)E	(.20)F	(.37)	(.44)	(.39)
Redemption fees added to paid in capitalA	–G	–G	–G	–G	–G	.01
Net asset value, end of period	$11.72	$10.73	$10.21	$10.32	$10.60	$9.89
Total ReturnH,I,J	11.41%	8.69%	.93%	.97%C	12.04%	25.96%
Ratios to Average Net AssetsK,L
Expenses before reductions	2.06%M	2.09%	2.10%	2.09%	2.13%	2.16%
Expenses net of fee waivers, if any	2.06%M	2.08%	2.10%	2.09%	2.13%	2.16%
Expenses net of all reductions	2.05%M	2.08%	2.09%	2.09%	2.13%	2.14%
Net investment income (loss)	.17%M	.87%	.75%	1.70%B	.82%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$5,250	$4,818	$5,668	$6,548	$6,504	$6,872
Portfolio turnover rateN	63%M	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .94%.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.112 per share.

 E Total distributions of $.33 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.246 per share.

 F Total distributions of $.20 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.121 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the contingent deferred sales charge.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.17	$10.58	$10.68	$10.96	$10.21	$8.44
Income from Investment Operations
Net investment income (loss)A	.07	.19	.17	.28B	.19	.17
Net realized and unrealized gain (loss)	1.24	.79	.02	(.09)C	1.09	2.05
Total from investment operations	1.31	.98	.19	.19	1.28	2.22
Distributions from net investment income	(.24)	(.15)	(.17)	(.16)	(.18)	(.19)
Distributions from net realized gain	(.11)	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.36)D	(.39)E	(.29)	(.47)	(.53)	(.46)
Redemption fees added to paid in capitalA	–F	–F	–F	–F	–F	.01
Net asset value, end of period	$12.12	$11.17	$10.58	$10.68	$10.96	$10.21
Total ReturnG,H	11.98%	9.74%	1.94%	1.95%C	13.12%	27.31%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.06%K	1.12%	1.13%	1.12%	1.13%	1.16%
Expenses net of fee waivers, if any	1.06%K	1.12%	1.13%	1.12%	1.13%	1.16%
Expenses net of all reductions	1.04%K	1.11%	1.11%	1.12%	1.13%	1.14%
Net investment income (loss)	1.18%K	1.84%	1.73%	2.67%B	1.82%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$255,200	$226,027	$341,407	$330,910	$342,960	$367,269
Portfolio turnover rateL	63%K	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.92%.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.112 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.246 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$10.54	$10.64	$10.92	$10.18	$8.42
Income from Investment Operations
Net investment income (loss)A	.07	.20	.19	.29B	.19	.18
Net realized and unrealized gain (loss)	1.23	.79	.02	(.09)C	1.09	2.03
Total from investment operations	1.30	.99	.21	.20	1.28	2.21
Distributions from net investment income	(.28)	(.16)	(.19)	(.17)	(.19)	(.19)
Distributions from net realized gain	(.11)	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.39)	(.40)D	(.31)	(.48)	(.54)	(.46)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$12.04	$11.13	$10.54	$10.64	$10.92	$10.18
Total ReturnF,G	12.04%	9.89%	2.15%	2.01%C	13.16%	27.33%
Ratios to Average Net AssetsH,I
Expenses before reductions	.97%J	.95%	.97%	1.03%	1.12%	1.10%
Expenses net of fee waivers, if any	.97%J	.95%	.97%	1.03%	1.12%	1.10%
Expenses net of all reductions	.95%J	.95%	.96%	1.03%	1.12%	1.09%
Net investment income (loss)	1.27%J	2.00%	1.89%	2.76%B	1.84%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$278,711	$171,444	$98,238	$37,426	$7,336	$9,905
Portfolio turnover rateK	63%J	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.46%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.98%.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.246 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Real Estate and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$48,886,690
Gross unrealized depreciation	(15,425,956)
Net unrealized appreciation (depreciation)	$33,460,734
Tax cost	$533,964,405

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(136,599,532)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $213,718,663 and $140,984,825, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$13,663	$59
Class M	.25%	.25%	10,654	-
Class C	.75%	.25%	24,532	1,608
			$48,849	$1,667

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,180
Class M	687
Class C(a)	91
$3,958

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets (a)
Class A	$16,178.30
Class M	7,103.33
Class C	5,707.23
International Real Estate	266,619.23
Class I	147,040.14
	$442,647

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $632 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $26,088.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $28,323 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $36.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,245.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Class A	$195,752	$172,831
Class M	63,177	49,722
Class C	47,241	46,498
International Real Estate	4,956,891	4,709,837
Class I	4,861,753	1,473,124
Total	$10,124,814	$6,452,012
From net realized gain
Class A	$107,906	$324,553
Class M	42,399	106,361
Class C	50,358	134,570
International Real Estate	2,282,039	7,881,767
Class I	2,065,977	2,308,207
Total	$4,548,679	$10,755,458

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Class A
Shares sold	203,656	181,935	$2,296,259	$1,849,400
Reinvestment of distributions	27,005	48,795	298,868	481,116
Shares redeemed	(124,269)	(649,016)	(1,398,526)	(6,392,090)
Net increase (decrease)	106,392	(418,286)	$1,196,601	$(4,061,574)
Class M
Shares sold	25,230	32,803	$279,147	$332,037
Reinvestment of distributions	9,612	15,081	105,576	147,798
Shares redeemed	(29,665)	(106,218)	(330,074)	(1,035,018)
Net increase (decrease)	5,177	(58,334)	$54,649	$(555,183)
Class C
Shares sold	58,237	65,324	$643,372	$644,923
Reinvestment of distributions	8,329	16,794	90,113	162,226
Shares redeemed	(67,585)	(188,121)	(737,914)	(1,815,445)
Net increase (decrease)	(1,019)	(106,003)	$(4,429)	$(1,008,296)
International Real Estate
Shares sold	2,445,924	3,759,060	$28,081,009	$38,129,039
Reinvestment of distributions	611,665	1,216,426	6,842,405	12,127,770
Shares redeemed	(2,231,706)	(17,006,602)	(25,404,988)	(170,060,109)
Net increase (decrease)	825,883	(12,031,116)	$9,518,426	$(119,803,300)
Class I
Shares sold	8,352,363	10,978,201	$93,888,727	$111,375,436
Reinvestment of distributions	283,871	86,835	3,154,782	861,404
Shares redeemed	(884,250)	(4,985,602)	(9,973,292)	(48,680,002)
Net increase (decrease)	7,751,984	6,079,434	$87,070,217	$63,556,838

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Class A	1.38%
Actual		$1,000.00	$1,118.50	$7.37
Hypothetical-C		$1,000.00	$1,018.25	$7.02
Class M	1.66%
Actual		$1,000.00	$1,116.60	$8.86
Hypothetical-C		$1,000.00	$1,016.84	$8.44
Class C	2.06%
Actual		$1,000.00	$1,114.10	$10.98
Hypothetical-C		$1,000.00	$1,014.82	$10.46
International Real Estate	1.06%
Actual		$1,000.00	$1,119.80	$5.66
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class I	.97%
Actual		$1,000.00	$1,120.40	$5.18
Hypothetical-C		$1,000.00	$1,020.32	$4.94

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. SelectCo and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also ratified an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, which was effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates to the extent that assets under management that are included in group fee calculations increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of the Investment Advisers as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of SelectCo about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2017.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity International Real Estate Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Class I ranked below the competitive median for the 12-month period ended June 30, 2017, the total expense ratio of Class C ranked equal to the competitive median for the 12-month period ended June 30, 2017, and the total expense ratio of each of Class M (formerly Class T) and the retail class ranked above the competitive median for the 12-month period ended June 30, 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that Class M and the retail class was above the competitive median as a result of higher transfer agent fees due to relatively small average account sizes. The Board also noted that the total expense ratio of Class M was above the competitive median because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of the fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) the impact of proposed changes to contractual expense cap arrangements in place for certain funds; (vii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (viii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (ix) the presentation of certain fund performance information; (x) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, including the increased use of omnibus accounts and lower pricing in the retirement channel; (xi) fluctuations in trading expenses; (xii) explanations regarding the relative total expense ratios of certain funds and classes; and (xiii) Fidelity's expectations regarding the future asset levels of certain funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on December 8, 2017. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
James C. Curvey
Affirmative	40,874,579,146.19	94.146
Withheld	2,541,618,753.48	5.854
TOTAL	43,416,197,899.67	100.000
Dennis J. Dirks
Affirmative	41,093,243,800.03	94.650
Withheld	2,322,954,099.64	5.350
TOTAL	43,416,197,899.67	100.000
Donald F. Donahue
Affirmative	41,121,116,505.64	94.714
Withheld	2,295,081,394.03	5.286
TOTAL	43,416,197,899.67	100.000
Alan J. Lacy
Affirmative	41,091,494,851.72	94.646
Withheld	2,324,703,047.95	5.354
TOTAL	43,416,197,899.67	100.00
Ned C. Lautenbach
Affirmative	40,970,733,721.42	94.368
Withheld	2,445,464,178.25	5.632
TOTAL	43,416,197,899.67	100.000
Joseph Mauriello
Affirmative	41,021,688,840.89	94.485
Withheld	2,394,509,058.78	5.515
TOTAL	43,416,197,899.67	100.000
Charles S. Morrison
Affirmative	41,163,534,997.01	94.812
Withheld	2,252,662,902.66	5.188
TOTAL	43,416,197,899.67	100.000
Cornelia M. Small
Affirmative	41,061,752,034.66	94.578
Withheld	2,354,445,865.01	5.422
TOTAL	43,416,197,899.67	100.000
Garnett A. Smith
Affirmative	41,061,939,407.02	94.578
Withheld	2,354,258,492.65	5.422
TOTAL	43,416,197,899.67	100.000
David M. Thomas
Affirmative	41,102,875,738.06	94.672
Withheld	2,313,322,161.61	5.328
TOTAL	43,416,197,899.67	100.000
Michael E. Wiley
Affirmative	41,112,279,187.11	94.694
Withheld	2,303,918,712.56	5.306
TOTAL	43,416,197,899.67	100.000
Proposal 1 reflects trust wide proposal and voting results.

AIRE-SANN-0318
1.843182.110

Fidelity® International Real Estate Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Vonovia SE	5.5
Mitsubishi Estate Co. Ltd.	5.0
Mitsui Fudosan Co. Ltd.	4.8
LEG Immobilien AG	3.7
Sino Land Ltd.	3.2
Land Securities Group PLC	2.9
Parkway Life REIT	2.8
Hysan Development Co. Ltd.	2.5
Hongkong Land Holdings Ltd.	2.5
Tai Cheung Holdings Ltd.	2.4
35.3

Top Five Countries as of January 31, 2018

(excluding cash equivalents)	% of fund's net assets
Japan	19.3
United Kingdom	14.3
Germany	9.2
Australia	6.9
Hong Kong	6.6

Top Five REIT Sectors as of January 31, 2018

% of fund's net assets
REITs - Management/Investment	10.2
REITs - Apartments	6.3
REITs - Diversified	5.5
REITs - Health Care	4.9
REITs - Office Buildings	2.0

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks	94.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

 * Foreign investments - 94.1%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 6.9%
360 Capital Group Ltd. unit	4,879,779	$3,991,108
Abacus Property Group unit	1,675,094	4,886,243
Arena (REIT) unit	2,041,680	3,767,475
Mirvac Group unit	5,319,868	9,430,849
National Storage (REIT) unit (a)	7,886,550	9,532,473
Propertylink Group unit	8,956,300	6,964,392
Rural Funds Group unit	10,422	18,392

TOTAL AUSTRALIA		38,590,932

Belgium - 0.9%
Warehouses de Pauw	42,913	5,311,880
Bermuda - 6.5%
Great Eagle Holdings Ltd.	856,752	4,495,877
Hongkong Land Holdings Ltd.	1,919,200	13,818,240
Tai Cheung Holdings Ltd.	10,627,000	13,218,118
Wing Tai Properties Ltd.	5,916,000	4,454,404

TOTAL BERMUDA		35,986,639

Cayman Islands - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (b)	9,600	1,961,184
France - 4.0%
Altarea SCA	43,494	11,096,995
Societe Fonciere Lyonnaise SA	158,247	11,316,762

TOTAL FRANCE		22,413,757

Germany - 9.2%
LEG Immobilien AG	184,565	20,811,101
Vonovia SE	616,314	30,385,485

TOTAL GERMANY		51,196,586

Greece - 0.8%
Grivalia Properties REIC	370,891	4,282,461
Hong Kong - 6.6%
Hysan Development Co. Ltd.	2,496,703	13,947,437
Magnificent Hotel Investment Ltd. (b)	159,087,000	4,738,454
Sino Land Ltd.	9,762,355	17,995,585

TOTAL HONG KONG		36,681,476

India - 0.6%
Oberoi Realty Ltd. (b)	386,262	3,213,583
Ireland - 2.7%
Hibernia (REIT) PLC	3,936,865	7,488,132
Irish Residential Properties REIT PLC	4,002,200	7,453,397

TOTAL IRELAND		14,941,529

Israel - 1.0%
Azrieli Group	102,200	5,567,943
Japan - 19.3%
Advance Residence Investment Corp.	4,845	12,476,197
Comforia Residential REIT, Inc. (c)	3,812	8,356,207
Daibiru Corp.	328,100	4,148,699
Ichigo, Inc. (a)	2,051,300	8,511,899
Japan Rental Housing Investment, Inc.	13,754	10,903,519
Japan Senior Living Investment Corp.	2,090	3,056,144
Kenedix, Inc.	603,700	3,846,820
Mitsubishi Estate Co. Ltd.	1,440,600	27,709,592
Mitsui Fudosan Co. Ltd.	1,014,600	26,720,340
Ship Healthcare Holdings, Inc.	43,500	1,416,170

TOTAL JAPAN		107,145,587

Mexico - 0.3%
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,064,762	1,466,842
Netherlands - 1.0%
VastNed Retail NV	107,696	5,435,310
New Zealand - 1.3%
Arvida Group Ltd.	1,678,928	1,583,726
Auckland International Airport Ltd.	1,157,093	5,708,958

TOTAL NEW ZEALAND		7,292,684

Norway - 2.9%
Olav Thon Eiendomsselskap A/S	488,558	9,861,280
Self Storage Group ASA	1,433,900	3,162,098
Selvaag Bolig ASA	686,900	3,034,018

TOTAL NORWAY		16,057,396

Singapore - 6.4%
Parkway Life REIT	6,718,500	15,467,198
United Industrial Corp. Ltd.	2,406,200	6,181,502
UOL Group Ltd.	980,247	6,837,369
Wing Tai Holdings Ltd.	3,761,281	6,938,786

TOTAL SINGAPORE		35,424,855

Spain - 1.2%
Inmobiliaria Colonial SA	603,670	6,741,631
Sweden - 5.8%
Amasten Holding AB (b)	7,507,124	3,429,694
Fastighets AB Trianon Class B	438,509	2,838,102
Hufvudstaden AB Series A	517,750	8,331,413
Klovern AB (B Shares) (a)	2,693,926	3,572,574
Kungsleden AB	397,000	2,811,279
Victoria Park AB (a)	1,840,351	7,029,856
Wallenstam AB (B Shares)	435,600	4,123,880

TOTAL SWEDEN		32,136,798

Switzerland - 2.1%
PSP Swiss Property AG	117,003	11,508,595
United Kingdom - 14.3%
Assura PLC	9,651,079	8,441,100
Big Yellow Group PLC	342,200	4,214,945
Capital & Counties Properties PLC (a)	1,553,300	6,506,086
Empiric Student Property PLC	1,596,288	1,994,511
Grainger Trust PLC	902,281	3,697,265
Great Portland Estates PLC	1,190,873	11,244,226
Helical Bar PLC	1,546,711	6,972,610
Land Securities Group PLC	1,118,858	15,914,700
Safestore Holdings PLC	569,368	4,032,385
Shaftesbury PLC	324,800	4,611,673
St. Modwen Properties PLC	697,025	4,077,444
Unite Group PLC	314,190	3,555,438
Workspace Group PLC	306,100	4,498,276

TOTAL UNITED KINGDOM		79,760,659

United States of America - 0.2%
Amazon.com, Inc. (b)	1,000	1,450,890
TOTAL COMMON STOCKS
(Cost $485,058,937)		524,569,217

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 1.39% (d)	33,247,555	33,254,205
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	9,600,757	9,601,717
TOTAL MONEY MARKET FUNDS
(Cost $42,857,054)		42,855,922
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $527,915,991)		567,425,139
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(11,367,021)
NET ASSETS - 100%		$556,058,118

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,702
Fidelity Securities Lending Cash Central Fund	26,088
Total	$145,790

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,351,442	$9,351,442	$--	$--
Financials	6,964,392	6,964,392	--	--
Health Care	2,999,896	1,583,726	1,416,170	--
Industrials	5,708,958	5,708,958	--	--
Information Technology	1,961,184	1,961,184	--	--
Real Estate	497,583,345	387,399,524	110,183,821	--
Money Market Funds	42,855,922	42,855,922	--	--
Total Investments in Securities:	$567,425,139	$455,825,148	$111,599,991	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$75,632,327
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,127,578) — See accompanying schedule: Unaffiliated issuers (cost $485,058,937)	$524,569,217
Fidelity Central Funds (cost $42,857,054)	42,855,922
Total Investment in Securities (cost $527,915,991)		$567,425,139
Foreign currency held at value (cost $667,581)		668,607
Receivable for investments sold		2,735,309
Receivable for fund shares sold		1,280,707
Dividends receivable		1,620,151
Distributions receivable from Fidelity Central Funds		37,323
Prepaid expenses		1,622
Other receivables		16,479
Total assets		573,785,337
Liabilities
Payable for investments purchased
Regular delivery	$6,745,983
Delayed delivery	180,527
Payable for fund shares redeemed	578,632
Accrued management fee	312,145
Distribution and service plan fees payable	8,687
Other affiliated payables	100,416
Other payables and accrued expenses	199,395
Collateral on securities loaned	9,601,434
Total liabilities		17,727,219
Net Assets		$556,058,118
Net Assets consist of:
Paid in capital		$640,784,044
Undistributed net investment income		185,261
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(124,360,875)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,449,688
Net Assets		$556,058,118
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($12,322,632 ÷ 1,028,164 shares)		$11.99
Maximum offering price per share (100/94.25 of $11.99)		$12.72
Class M:
Net Asset Value and redemption price per share ($4,574,487 ÷ 384,431 shares)		$11.90
Maximum offering price per share (100/96.50 of $11.90)		$12.33
Class C:
Net Asset Value and offering price per share ($5,250,094 ÷ 447,845 shares)(a)		$11.72
International Real Estate:
Net Asset Value, offering price and redemption price per share ($255,199,853 ÷ 21,053,515 shares)		$12.12
Class I:
Net Asset Value, offering price and redemption price per share ($278,711,052 ÷ 23,153,925 shares)		$12.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$5,476,131
Income from Fidelity Central Funds		145,790
Income before foreign taxes withheld		5,621,921
Less foreign taxes withheld		(427,525)
Total income		5,194,396
Expenses
Management fee	$1,622,468
Transfer agent fees	442,647
Distribution and service plan fees	48,849
Accounting and security lending fees	121,514
Custodian fees and expenses	69,905
Independent trustees' fees and expenses	4,837
Registration fees	65,838
Audit	29,242
Legal	3,152
Miscellaneous	24,559
Total expenses before reductions	2,433,011
Expense reductions	(30,604)	2,402,407
Net investment income (loss)		2,791,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $35,832)	22,551,298
Fidelity Central Funds	163
Foreign currency transactions	48,254
Total net realized gain (loss)		22,599,715
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $107,340)	30,878,786
Fidelity Central Funds	(431)
Assets and liabilities in foreign currencies	627
Total change in net unrealized appreciation (depreciation)		30,878,982
Net gain (loss)		53,478,697
Net increase (decrease) in net assets resulting from operations		$56,270,686

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,791,989	$7,521,781
Net realized gain (loss)	22,599,715	4,415,065
Change in net unrealized appreciation (depreciation)	30,878,982	19,827,836
Net increase (decrease) in net assets resulting from operations	56,270,686	31,764,682
Distributions to shareholders from net investment income	(10,124,814)	(6,452,012)
Distributions to shareholders from net realized gain	(4,548,679)	(10,755,458)
Total distributions	(14,673,493)	(17,207,470)
Share transactions - net increase (decrease)	97,835,464	(61,871,515)
Redemption fees	19,597	42,646
Total increase (decrease) in net assets	139,452,254	(47,271,657)
Net Assets
Beginning of period	416,605,864	463,877,521
End of period	$556,058,118	$416,605,864
Other Information
Undistributed net investment income end of period	$185,261	$7,518,086

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.03	$10.46	$10.56	$10.85	$10.11	$8.37
Income from Investment Operations
Net investment income (loss)A	.05	.16	.15	.26B	.16	.14
Net realized and unrealized gain (loss)	1.23	.79	.02	(.10)C	1.09	2.03
Total from investment operations	1.28	.95	.17	.16	1.25	2.17
Distributions from net investment income	(.21)	(.13)	(.15)	(.14)	(.16)	(.17)
Distributions from net realized gain	(.11)	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.32)	(.38)	(.27)	(.45)	(.51)	(.44)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$11.99	$11.03	$10.46	$10.56	$10.85	$10.11
Total ReturnE,F,G	11.85%	9.48%	1.75%	1.67%C	12.85%	26.94%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.38%J	1.35%	1.35%	1.34%	1.38%	1.40%
Expenses net of fee waivers, if any	1.38%J	1.35%	1.35%	1.34%	1.38%	1.40%
Expenses net of all reductions	1.36%J	1.35%	1.33%	1.34%	1.38%	1.39%
Net investment income (loss)	.86%J	1.60%	1.51%	2.45%B	1.57%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$12,323	$10,170	$14,020	$17,162	$13,933	$13,173
Portfolio turnover rateK	63%J	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.64%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$10.39	$10.49	$10.76	$10.04	$8.32
Income from Investment Operations
Net investment income (loss)A	.03	.13	.12	.22B	.13	.12
Net realized and unrealized gain (loss)	1.22	.77	.02	(.08)C	1.07	2.01
Total from investment operations	1.25	.90	.14	.14	1.20	2.13
Distributions from net investment income	(.17)	(.12)	(.11)	(.10)	(.14)	(.15)
Distributions from net realized gain	(.11)	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.28)	(.36)D	(.24)E	(.41)	(.48)F	(.42)
Redemption fees added to paid in capitalA	–G	–G	–G	–G	–G	.01
Net asset value, end of period	$11.90	$10.93	$10.39	$10.49	$10.76	$10.04
Total ReturnH,I,J	11.66%	9.07%	1.43%	1.49%C	12.50%	26.62%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.66%M	1.65%	1.66%	1.64%	1.66%	1.68%
Expenses net of fee waivers, if any	1.66%M	1.65%	1.66%	1.64%	1.66%	1.68%
Expenses net of all reductions	1.65%M	1.65%	1.64%	1.63%	1.65%	1.66%
Net investment income (loss)	.57%M	1.31%	1.20%	2.15%B	1.30%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$4,574	$4,147	$4,545	$4,939	$5,563	$5,081
Portfolio turnover rateN	63%M	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .86%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.46%.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.246 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.121 per share.

 F Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.73	$10.21	$10.32	$10.60	$9.89	$8.21
Income from Investment Operations
Net investment income (loss)A	.01	.09	.07	.17B	.08	.07
Net realized and unrealized gain (loss)	1.20	.76	.02	(.08)C	1.07	1.99
Total from investment operations	1.21	.85	.09	.09	1.15	2.06
Distributions from net investment income	(.10)	(.09)	(.07)	(.07)	(.09)	(.12)
Distributions from net realized gain	(.11)	(.25)	(.12)	(.30)	(.35)	(.27)
Total distributions	(.22)D	(.33)E	(.20)F	(.37)	(.44)	(.39)
Redemption fees added to paid in capitalA	–G	–G	–G	–G	–G	.01
Net asset value, end of period	$11.72	$10.73	$10.21	$10.32	$10.60	$9.89
Total ReturnH,I,J	11.41%	8.69%	.93%	.97%C	12.04%	25.96%
Ratios to Average Net AssetsK,L
Expenses before reductions	2.06%M	2.09%	2.10%	2.09%	2.13%	2.16%
Expenses net of fee waivers, if any	2.06%M	2.08%	2.10%	2.09%	2.13%	2.16%
Expenses net of all reductions	2.05%M	2.08%	2.09%	2.09%	2.13%	2.14%
Net investment income (loss)	.17%M	.87%	.75%	1.70%B	.82%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$5,250	$4,818	$5,668	$6,548	$6,504	$6,872
Portfolio turnover rateN	63%M	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .94%.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.112 per share.

 E Total distributions of $.33 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.246 per share.

 F Total distributions of $.20 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.121 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the contingent deferred sales charge.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.17	$10.58	$10.68	$10.96	$10.21	$8.44
Income from Investment Operations
Net investment income (loss)A	.07	.19	.17	.28B	.19	.17
Net realized and unrealized gain (loss)	1.24	.79	.02	(.09)C	1.09	2.05
Total from investment operations	1.31	.98	.19	.19	1.28	2.22
Distributions from net investment income	(.24)	(.15)	(.17)	(.16)	(.18)	(.19)
Distributions from net realized gain	(.11)	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.36)D	(.39)E	(.29)	(.47)	(.53)	(.46)
Redemption fees added to paid in capitalA	–F	–F	–F	–F	–F	.01
Net asset value, end of period	$12.12	$11.17	$10.58	$10.68	$10.96	$10.21
Total ReturnG,H	11.98%	9.74%	1.94%	1.95%C	13.12%	27.31%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.06%K	1.12%	1.13%	1.12%	1.13%	1.16%
Expenses net of fee waivers, if any	1.06%K	1.12%	1.13%	1.12%	1.13%	1.16%
Expenses net of all reductions	1.04%K	1.11%	1.11%	1.12%	1.13%	1.14%
Net investment income (loss)	1.18%K	1.84%	1.73%	2.67%B	1.82%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$255,200	$226,027	$341,407	$330,910	$342,960	$367,269
Portfolio turnover rateL	63%K	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.92%.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.112 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.246 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$10.54	$10.64	$10.92	$10.18	$8.42
Income from Investment Operations
Net investment income (loss)A	.07	.20	.19	.29B	.19	.18
Net realized and unrealized gain (loss)	1.23	.79	.02	(.09)C	1.09	2.03
Total from investment operations	1.30	.99	.21	.20	1.28	2.21
Distributions from net investment income	(.28)	(.16)	(.19)	(.17)	(.19)	(.19)
Distributions from net realized gain	(.11)	(.25)	(.12)	(.31)	(.35)	(.27)
Total distributions	(.39)	(.40)D	(.31)	(.48)	(.54)	(.46)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$12.04	$11.13	$10.54	$10.64	$10.92	$10.18
Total ReturnF,G	12.04%	9.89%	2.15%	2.01%C	13.16%	27.33%
Ratios to Average Net AssetsH,I
Expenses before reductions	.97%J	.95%	.97%	1.03%	1.12%	1.10%
Expenses net of fee waivers, if any	.97%J	.95%	.97%	1.03%	1.12%	1.10%
Expenses net of all reductions	.95%J	.95%	.96%	1.03%	1.12%	1.09%
Net investment income (loss)	1.27%J	2.00%	1.89%	2.76%B	1.84%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$278,711	$171,444	$98,238	$37,426	$7,336	$9,905
Portfolio turnover rateK	63%J	55%	71%	82%	59%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.46%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.98%.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.246 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Real Estate and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$48,886,690
Gross unrealized depreciation	(15,425,956)
Net unrealized appreciation (depreciation)	$33,460,734
Tax cost	$533,964,405

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(136,599,532)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $213,718,663 and $140,984,825, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$13,663	$59
Class M	.25%	.25%	10,654	-
Class C	.75%	.25%	24,532	1,608
			$48,849	$1,667

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,180
Class M	687
Class C(a)	91
$3,958

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets (a)
Class A	$16,178.30
Class M	7,103.33
Class C	5,707.23
International Real Estate	266,619.23
Class I	147,040.14
	$442,647

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $632 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $26,088.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $28,323 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $36.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,245.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Class A	$195,752	$172,831
Class M	63,177	49,722
Class C	47,241	46,498
International Real Estate	4,956,891	4,709,837
Class I	4,861,753	1,473,124
Total	$10,124,814	$6,452,012
From net realized gain
Class A	$107,906	$324,553
Class M	42,399	106,361
Class C	50,358	134,570
International Real Estate	2,282,039	7,881,767
Class I	2,065,977	2,308,207
Total	$4,548,679	$10,755,458

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Class A
Shares sold	203,656	181,935	$2,296,259	$1,849,400
Reinvestment of distributions	27,005	48,795	298,868	481,116
Shares redeemed	(124,269)	(649,016)	(1,398,526)	(6,392,090)
Net increase (decrease)	106,392	(418,286)	$1,196,601	$(4,061,574)
Class M
Shares sold	25,230	32,803	$279,147	$332,037
Reinvestment of distributions	9,612	15,081	105,576	147,798
Shares redeemed	(29,665)	(106,218)	(330,074)	(1,035,018)
Net increase (decrease)	5,177	(58,334)	$54,649	$(555,183)
Class C
Shares sold	58,237	65,324	$643,372	$644,923
Reinvestment of distributions	8,329	16,794	90,113	162,226
Shares redeemed	(67,585)	(188,121)	(737,914)	(1,815,445)
Net increase (decrease)	(1,019)	(106,003)	$(4,429)	$(1,008,296)
International Real Estate
Shares sold	2,445,924	3,759,060	$28,081,009	$38,129,039
Reinvestment of distributions	611,665	1,216,426	6,842,405	12,127,770
Shares redeemed	(2,231,706)	(17,006,602)	(25,404,988)	(170,060,109)
Net increase (decrease)	825,883	(12,031,116)	$9,518,426	$(119,803,300)
Class I
Shares sold	8,352,363	10,978,201	$93,888,727	$111,375,436
Reinvestment of distributions	283,871	86,835	3,154,782	861,404
Shares redeemed	(884,250)	(4,985,602)	(9,973,292)	(48,680,002)
Net increase (decrease)	7,751,984	6,079,434	$87,070,217	$63,556,838

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Class A	1.38%
Actual		$1,000.00	$1,118.50	$7.37
Hypothetical-C		$1,000.00	$1,018.25	$7.02
Class M	1.66%
Actual		$1,000.00	$1,116.60	$8.86
Hypothetical-C		$1,000.00	$1,016.84	$8.44
Class C	2.06%
Actual		$1,000.00	$1,114.10	$10.98
Hypothetical-C		$1,000.00	$1,014.82	$10.46
International Real Estate	1.06%
Actual		$1,000.00	$1,119.80	$5.66
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class I	.97%
Actual		$1,000.00	$1,120.40	$5.18
Hypothetical-C		$1,000.00	$1,020.32	$4.94

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. SelectCo and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also ratified an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, which was effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates to the extent that assets under management that are included in group fee calculations increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of the Investment Advisers as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of SelectCo about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2017.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity International Real Estate Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Class I ranked below the competitive median for the 12-month period ended June 30, 2017, the total expense ratio of Class C ranked equal to the competitive median for the 12-month period ended June 30, 2017, and the total expense ratio of each of Class M (formerly Class T) and the retail class ranked above the competitive median for the 12-month period ended June 30, 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that Class M and the retail class was above the competitive median as a result of higher transfer agent fees due to relatively small average account sizes. The Board also noted that the total expense ratio of Class M was above the competitive median because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of the fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) the impact of proposed changes to contractual expense cap arrangements in place for certain funds; (vii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (viii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (ix) the presentation of certain fund performance information; (x) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, including the increased use of omnibus accounts and lower pricing in the retirement channel; (xi) fluctuations in trading expenses; (xii) explanations regarding the relative total expense ratios of certain funds and classes; and (xiii) Fidelity's expectations regarding the future asset levels of certain funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on December 8, 2017. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
James C. Curvey
Affirmative	40,874,579,146.19	94.146
Withheld	2,541,618,753.48	5.854
TOTAL	43,416,197,899.67	100.000
Dennis J. Dirks
Affirmative	41,093,243,800.03	94.650
Withheld	2,322,954,099.64	5.350
TOTAL	43,416,197,899.67	100.000
Donald F. Donahue
Affirmative	41,121,116,505.64	94.714
Withheld	2,295,081,394.03	5.286
TOTAL	43,416,197,899.67	100.000
Alan J. Lacy
Affirmative	41,091,494,851.72	94.646
Withheld	2,324,703,047.95	5.354
TOTAL	43,416,197,899.67	100.00
Ned C. Lautenbach
Affirmative	40,970,733,721.42	94.368
Withheld	2,445,464,178.25	5.632
TOTAL	43,416,197,899.67	100.000
Joseph Mauriello
Affirmative	41,021,688,840.89	94.485
Withheld	2,394,509,058.78	5.515
TOTAL	43,416,197,899.67	100.000
Charles S. Morrison
Affirmative	41,163,534,997.01	94.812
Withheld	2,252,662,902.66	5.188
TOTAL	43,416,197,899.67	100.000
Cornelia M. Small
Affirmative	41,061,752,034.66	94.578
Withheld	2,354,445,865.01	5.422
TOTAL	43,416,197,899.67	100.000
Garnett A. Smith
Affirmative	41,061,939,407.02	94.578
Withheld	2,354,258,492.65	5.422
TOTAL	43,416,197,899.67	100.000
David M. Thomas
Affirmative	41,102,875,738.06	94.672
Withheld	2,313,322,161.61	5.328
TOTAL	43,416,197,899.67	100.000
Michael E. Wiley
Affirmative	41,112,279,187.11	94.694
Withheld	2,303,918,712.56	5.306
TOTAL	43,416,197,899.67	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

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www.fidelity.com

IRE-SANN-0318
1.801330.114

Fidelity® Real Estate Investment Portfolio Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Prologis, Inc.	7.8
Simon Property Group, Inc.	6.4
UDR, Inc.	4.8
Boston Properties, Inc.	4.8
Duke Realty Corp.	4.6
Ventas, Inc.	4.6
AvalonBay Communities, Inc.	4.1
Digital Realty Trust, Inc.	3.8
Welltower, Inc.	3.8
Host Hotels & Resorts, Inc.	3.2
47.9

Top Five REIT Sectors as of January 31, 2018

% of fund's net assets
REITs - Apartments	19.3
REITs - Office Property	15.4
REITs - Warehouse/Industrial	11.4
REITs - Diversified	10.5
REITs - Regional Malls	9.3

Asset Allocation (% of fund's net assets)

As of January 31, 2018
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
Equity Real Estate Investment Trusts (REITs) - 98.3%
REITs - Apartments - 19.3%
American Campus Communities, Inc.	708,093	$27,233
American Homes 4 Rent Class A	2,926,500	60,842
Apartment Investment & Management Co. Class A	2,003,274	83,817
AvalonBay Communities, Inc.	938,400	159,903
Camden Property Trust (SBI)	639,200	55,329
Equity Residential (SBI)	1,314,200	80,968
Essex Property Trust, Inc.	437,400	101,905
UDR, Inc.	5,191,041	189,629
		759,626
REITs - Diversified - 10.5%
Cousins Properties, Inc.	2,675,800	24,082
Digital Realty Trust, Inc.	1,348,300	150,942
Duke Realty Corp.	6,836,300	180,547
Equinix, Inc.	102,200	46,520
Forest City Realty Trust, Inc. Class A	546,823	12,834
		414,925
REITs - Health Care - 8.4%
Ventas, Inc.	3,211,554	179,751
Welltower, Inc.	2,485,540	149,058
		328,809
REITs - Hotels - 4.9%
Ashford Hospitality Prime, Inc.	481,900	4,347
DiamondRock Hospitality Co.	3,778,800	44,439
Host Hotels & Resorts, Inc.	6,156,905	127,817
RLJ Lodging Trust	789,400	18,251
		194,854
REITs - Manufactured Homes - 5.2%
Equity Lifestyle Properties, Inc.	1,398,387	120,709
Sun Communities, Inc.	925,663	82,236
		202,945
REITs - Office Property - 15.4%
Boston Properties, Inc.	1,520,300	188,076
Brandywine Realty Trust (SBI)	4,350,200	78,043
Douglas Emmett, Inc.	1,607,100	62,147
Highwoods Properties, Inc. (SBI)	809,723	38,770
Hudson Pacific Properties, Inc.	1,756,350	56,151
Piedmont Office Realty Trust, Inc. Class A	2,220,900	43,352
SL Green Realty Corp.	956,146	96,112
VEREIT, Inc.	6,116,400	44,038
		606,689
REITs - Regional Malls - 9.3%
General Growth Properties, Inc.	5,044,400	116,173
Simon Property Group, Inc.	1,536,372	250,997
		367,170
REITs - Shopping Centers - 7.0%
Acadia Realty Trust (SBI)	1,839,223	45,171
Brixmor Property Group, Inc.	3,528,296	57,264
Kimco Realty Corp.	3,568,790	56,779
Kite Realty Group Trust	843,250	14,217
Regency Centers Corp.	1,175,600	73,957
Urban Edge Properties	1,119,200	26,167
		273,555
REITs - Single Tenant - 0.6%
Spirit Realty Capital, Inc.	2,695,000	22,018
REITs - Storage - 6.1%
Extra Space Storage, Inc.	1,386,940	115,782
Public Storage	639,600	125,208
		240,990
REITs - Warehouse/Industrial - 11.4%
DCT Industrial Trust, Inc.	1,817,873	107,600
Gramercy Property Trust	1,358,922	34,299
Prologis, Inc.	4,692,300	305,515
		447,414
Residential REITs - 0.2%
Invitation Homes, Inc.	360,500	8,108

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		3,867,103

Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
CoStar Group, Inc. (a)	59,300	20,524
TOTAL COMMON STOCKS
(Cost $2,824,701)		3,887,627

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.39% (b)
(Cost $28,514)	28,509,239	28,515
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,853,215)		3,916,142
NET OTHER ASSETS (LIABILITIES) - 0.4%		16,967
NET ASSETS - 100%		$3,933,109

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$607
Fidelity Securities Lending Cash Central Fund	4
Total	$611

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,824,701)	$3,887,627
Fidelity Central Funds (cost $28,514)	28,515
Total Investment in Securities (cost $2,853,215)		$3,916,142
Receivable for investments sold		23,740
Receivable for fund shares sold		2,512
Distributions receivable from Fidelity Central Funds		62
Prepaid expenses		17
Other receivables		341
Total assets		3,942,814
Liabilities
Payable for fund shares redeemed	$6,691
Accrued management fee	1,803
Transfer agent fee payable	613
Other affiliated payables	88
Other payables and accrued expenses	510
Total liabilities		9,705
Net Assets		$3,933,109
Net Assets consist of:
Paid in capital		$2,867,301
Distributions in excess of net investment income		(4,237)
Accumulated undistributed net realized gain (loss) on investments		7,118
Net unrealized appreciation (depreciation) on investments		1,062,927
Net Assets, for 97,657 shares outstanding		$3,933,109
Net Asset Value, offering price and redemption price per share ($3,933,109 ÷ 97,657 shares)		$40.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$53,247
Income from Fidelity Central Funds		611
Total income		53,858
Expenses
Management fee	$11,380
Transfer agent fees	3,730
Accounting and security lending fees	524
Custodian fees and expenses	18
Independent trustees' fees and expenses	48
Registration fees	32
Audit	26
Legal	33
Miscellaneous	204
Total expenses before reductions	15,995
Expense reductions	(111)	15,884
Net investment income (loss)		37,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,807
Fidelity Central Funds	(1)
Total net realized gain (loss)		51,806
Change in net unrealized appreciation (depreciation) on investment securities		(208,223)
Net gain (loss)		(156,417)
Net increase (decrease) in net assets resulting from operations		$(118,443)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,974	$80,058
Net realized gain (loss)	51,806	130,937
Change in net unrealized appreciation (depreciation)	(208,223)	(532,587)
Net increase (decrease) in net assets resulting from operations	(118,443)	(321,592)
Distributions to shareholders from net investment income	(57,070)	(80,022)
Distributions to shareholders from net realized gain	(91,546)	(155,078)
Total distributions	(148,616)	(235,100)
Share transactions
Proceeds from sales of shares	327,645	762,883
Reinvestment of distributions	140,099	215,725
Cost of shares redeemed	(588,338)	(1,668,598)
Net increase (decrease) in net assets resulting from share transactions	(120,594)	(689,990)
Redemption fees	–	369
Total increase (decrease) in net assets	(387,653)	(1,246,313)
Net Assets
Beginning of period	4,320,762	5,567,075
End of period	$3,933,109	$4,320,762
Other Information
Undistributed net investment income end of period	$–	$14,859
Distributions in excess of net investment income end of period	$(4,237)	$–
Shares
Sold	7,777	17,824
Issued in reinvestment of distributions	3,307	5,113
Redeemed	(14,102)	(39,833)
Net increase (decrease)	(3,018)	(16,896)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Investment Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$42.92	$47.35	$40.80	$37.56	$34.03	$32.18
Income from Investment Operations
Net investment income (loss)A	.38	.72	.75	.67	.61	.56
Net realized and unrealized gain (loss)	(1.53)	(3.12)	8.36	3.19	3.58	1.76
Total from investment operations	(1.15)	(2.40)	9.11	3.86	4.19	2.32
Distributions from net investment income	(.57)	(.71)	(.73)	(.63)	(.64)	(.47)
Distributions from net realized gain	(.92)	(1.32)	(1.83)	–	(.02)	–
Total distributions	(1.50)B	(2.03)	(2.56)	(.63)	(.66)	(.47)
Redemption fees added to paid in capitalA	–C	–C	–C	.01	–C	–C
Net asset value, end of period	$40.27	$42.92	$47.35	$40.80	$37.56	$34.03
Total ReturnD,E	(2.83)%	(4.94)%	24.00%	10.34%	12.61%	7.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.76%	.78%	.78%	.80%	.81%
Expenses net of fee waivers, if any	.76%H	.76%	.77%	.78%	.80%	.81%
Expenses net of all reductions	.76%H	.76%	.77%	.78%	.80%	.80%
Net investment income (loss)	1.81%H	1.69%	1.81%	1.66%	1.78%	1.69%
Supplemental Data
Net assets, end of period (in millions)	$3,933	$4,321	$5,567	$4,382	$4,036	$3,960
Portfolio turnover rateI	11%H	15%	24%	34%	24%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.50 per share is comprised of distributions from net investment income of $.573 and distributions from net realized gain of $.922 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to non-taxable dividends, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,144,696
Gross unrealized depreciation	(103,753)
Net unrealized appreciation (depreciation)	$1,040,943
Tax cost	$2,875,199

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $234,624 and $378,040, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $92 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $19.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	.76%	$1,000.00	$971.90	$3.78
Hypothetical-C		$1,000.00	$1,021.37	$3.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Investment Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. SelectCo and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also ratified an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, which was effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates to the extent that assets under management that are included in group fee calculations increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of the Investment Advisers as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of SelectCo about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2017.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Real Estate Investment Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) the impact of proposed changes to contractual expense cap arrangements in place for certain funds; (vii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (viii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (ix) the presentation of certain fund performance information; (x) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, including the increased use of omnibus accounts and lower pricing in the retirement channel; (xi) fluctuations in trading expenses; (xii) explanations regarding the relative total expense ratios of certain funds and classes; and (xiii) Fidelity's expectations regarding the future asset levels of certain funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on December 8, 2017. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
James C. Curvey
Affirmative	40,874,579,146.19	94.146
Withheld	2,541,618,753.48	5.854
TOTAL	43,416,197,899.67	100.000
Dennis J. Dirks
Affirmative	41,093,243,800.03	94.650
Withheld	2,322,954,099.64	5.350
TOTAL	43,416,197,899.67	100.000
Donald F. Donahue
Affirmative	41,121,116,505.64	94.714
Withheld	2,295,081,394.03	5.286
TOTAL	43,416,197,899.67	100.000
Alan J. Lacy
Affirmative	41,091,494,851.72	94.646
Withheld	2,324,703,047.95	5.354
TOTAL	43,416,197,899.67	100.00
Ned C. Lautenbach
Affirmative	40,970,733,721.42	94.368
Withheld	2,445,464,178.25	5.632
TOTAL	43,416,197,899.67	100.000
Joseph Mauriello
Affirmative	41,021,688,840.89	94.485
Withheld	2,394,509,058.78	5.515
TOTAL	43,416,197,899.67	100.000
Charles S. Morrison
Affirmative	41,163,534,997.01	94.812
Withheld	2,252,662,902.66	5.188
TOTAL	43,416,197,899.67	100.000
Cornelia M. Small
Affirmative	41,061,752,034.66	94.578
Withheld	2,354,445,865.01	5.422
TOTAL	43,416,197,899.67	100.000
Garnett A. Smith
Affirmative	41,061,939,407.02	94.578
Withheld	2,354,258,492.65	5.422
TOTAL	43,416,197,899.67	100.000
David M. Thomas
Affirmative	41,102,875,738.06	94.672
Withheld	2,313,322,161.61	5.328
TOTAL	43,416,197,899.67	100.000
Michael E. Wiley
Affirmative	41,112,279,187.11	94.694
Withheld	2,303,918,712.56	5.306
TOTAL	43,416,197,899.67	100.000

PROPOSAL 5

For the fund, a shareholder proposal requesting that the Board of Trustees institute procedures to avoid holding investments in companies that, in management's judgement, substantially contribute to genocide or crimes against humanity.

	# of Votes	% of Votes
Affirmative	548,856,090.20	27.407
Against	1,099,375,042.88	54.897
Abstain	145,730,811.77	7.276
Broker Non-Vote	208,686,544.68	10.420
TOTAL	2,002,648,489.53	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 5 was not approved by shareholders.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

REA-SANN-0318
1.706448.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 26, 2018